Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	0.60%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	3.30%